Contract revenues and other operating income - Grant income (Details) SFr in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jun. 11, 2026 USD ($)	Jun. 11, 2026 CHF (SFr)	Dec. 31, 2025 CHF (SFr)
Contract revenues
Income from grants	SFr 107	SFr 21
Revenue from contracts with customers	16,232	SFr 2,296
Accrued income	209				SFr 360
Other current receivables	3,514				SFr 978
Current deferred income	1,292
Grant from Vijay and Marie Goradia Charitable Foundation
Contract revenues
Grants, amount receivable			$ 4	SFr 3,200
Deferred income	3,100		4	3,200
Income from grants	100
Other current receivables			$ 4	SFr 3,200
Current deferred income	SFr 1,300